20. Employees benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees Benefits Details 2
Defined benefit obligation, beginning of the year	R$ 2,465,721	R$ 2,252,204
Current service cost	17,582	35,845
Interest cost	260,409	285,227
Actuarial (gains)/losses recorded as other comprehensive income	(305,511)	541,783
Effect of the plan migration – early reduction/curtailment	0	(334,152)	R$ 0
Benefits paid	(118,360)	(123,346)
Defined benefit obligation, end of the year	R$ 2,319,841	R$ 2,465,721	R$ 2,252,204